Derivative Liabilities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities	Derivative Liabilities
The components of derivative liabilities measured at fair value on a recurring basis were as follows (in millions):

		As of
	Fair value level	December 31, 2022	December 31, 2021
Public warrants	Level 1	$2	$38
Private placement warrants	Level 2	1	28
Common stock warrants		3	66
Earnout share liabilities	Level 3	1	52
Total derivative liabilities		$4	$118
The public and private placement warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument. The private placement warrants were valued using observable inputs for similar publicly traded instruments.
The earnout share liabilities are measured at fair value on a recurring basis utilizing a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the expected term of the instrument. The risk-free interest rate is based on relevant U.S. treasury rates for a period that matches the expected term of the instrument.
The valuation inputs utilized in determining the earnout share liability were as follows:

	As of
	December 31, 2022	December 31, 2021
Risk-free interest rates	3.9%	1.5%
Expected term (in years)	8.8	9.8
Expected volatility	50.0%	50.0%
The following table summarizes the changes in Level 3 derivative liabilities measured at fair value on a recurring basis (in millions):

Earnout share liabilities
Fair value as of December 31, 2021	$52
Change in fair value	(51)
Fair value as of December 31, 2022	$1
The components of change in fair value of derivative liabilities were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Change in fair value of derivative liabilities:
Common stock warrants	$63	$(12)	$—
Earnout share liabilities	51	(8)	—
Total change in fair value of derivative liabilities	$114	$(20)	$—
Common Stock Warrants
On the consummation of the Merger, 12 million public warrants for Class A common stock at an exercise price per share of $11.50 and 9 million private placement warrants held by the Sponsor with an exercise price per share of $11.50 converted into warrants of Aurora common stock. The public and private placement warrants that remain unexercised will expire on November 3, 2026.
Public Warrants
Public warrants outstanding were 12 million as of December 31, 2022 and 2021.
Public warrants may be redeemed, in whole and not in part, when the last reported sales price of Class A common stock exceeds $10.00 or $18.00 per share for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the public warrant holders (the “Reference Value”).
If the Reference Value exceeds $18.00 per share, public warrants are redeemable at $0.01 per warrant upon not less than 30 days’ prior written notice of redemption to each warrant holder.
If the Reference Value exceeds $10.00 per share, public warrants are redeemable at $0.10 per warrant upon a minimum of 30 days’ prior written notice provided that the holders will be able to exercise their public warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of Class A ordinary shares, which is defined as the volume-weighted average price of Class A ordinary shares for the 10 trading days following the date on which the notice of redemption is sent to the holders of public warrants. In no event will the public warrants be exercisable in connection with this redemption feature for more than 0.361 Class A ordinary shares per warrant.
Private Placement Warrants
Private placement warrants outstanding were 9 million as of December 31, 2022 and 2021.
Private placement warrants are not redeemable by the Company as long as they are held by a Sponsor or its permitted transferees. If the public warrants are redeemed by the Company when the Reference Value exceeds $18.00 per share, the Sponsor has agreed to exercise the private placement warrants for cash or on a cashless basis. If the public warrants are redeemed by the Company when the Reference Value equals or exceeds $10.00 per share, the private placement warrants are also concurrently called for redemption on the same terms as of the public warrants.
Earnout Share Liabilities
In connection with the Merger, the Sponsor was issued earnout shares which were recorded as derivative liabilities due to lock-up and price-based vesting conditions as follows:
•2 million shares vest when it has been at least 2 years since the Merger and the volume weighted average price (“VWAP”) of the Company’s class A common stock equals or exceeds $15.00 for 20 trading days of any consecutive 30 trading day period
•2 million shares vest when it has been at least 3 years since the Merger and the VWAP equals or exceeds $17.50 for 20 trading days of any consecutive 30 trading day period; and,
•2 million shares vest when it has been at least 4 years since the Merger and the VWAP equals or exceeds $20.00 for 20 trading days of any consecutive 30 trading day period.
The estimated fair value of the earnout shares liability was $1 million and $52 million at December 31, 2022 and 2021, respectively. No earnout shares subject to lock-up and price-based vesting have vested as of December 31, 2022. Earnout shares that remain unvested at November 3, 2031 are subject to forfeiture.